Debt - Summary of Future Annual Contractual Principal Payment Commitments of Debt (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
2024	$ 41.4
2025	860.4
2026	44.5
2027	313.6
Thereafter	0.0
Total	1,259.9	$ 1,604.4	$ 1,482.7
Less aggregate unamortized debt issuance costs	(16.3)
Total debt, net	$ 1,243.6	1,592.7	1,459.1
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity Date	2026-04
2024	$ 0.0
2025	0.0
2026	0.0
2027	0.0
Thereafter	0.0
Total	$ 0.0	375.0	0.0
Term Loan A [Member]
Debt Instrument [Line Items]
Maturity Date	2026-04
2024	$ 28.9
2025	41.2
2026	44.5
2027	313.6
Thereafter	0.0
Total	$ 428.2	407.1	638.5
Term Loan B [Member]
Debt Instrument [Line Items]
Maturity Date	2025-03
2024	$ 12.5
2025	819.2
2026	0.0
2027	0.0
Thereafter	0.0
Total	$ 831.7	$ 822.3	$ 844.2